FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):	811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	PRINCIPLED EQUITY
MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	20 WILLIAM STREET
WELLESLEY, MA 02481

NAME AND ADDRESS OF AGENT FOR SERVICE:	CHRISTOPHER Y. WILLIAMS
5072 ANNUNCIATION CIRCLE
SUITE 317
AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:	(239) 304-1679

DATE OF REPORTING PERIOD:	SEPTEMBER 30, 2013

 PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	COMMON STOCK -- 99.89%
	CONSUMER DISCRETIONARY -- 12.80%
	Auto Components Industry -- 0.24%
2,200	Johnson Controls Incorporated	$91,300

	Automobiles Industry -- 0.85%
10,100	Ford Motor Company	170,387
2,400	Harley-Davidson Incorporated	154,176
		324,563

	Distributors Industry -- 0.72%
3,423	Genuine Parts Company	276,886

	Household Durables Industry -- 0.44%
1,200	D.R. Horton Incorporated	23,316
982	Newell Rubbermaid Incorporated	27,005
1,300	Stanley Black Decker Incorporated	117,741
		168,062

	Hotels Restaurants & Leisure Industry -- 1.92%
700	Darden Restaurants Incorporated	32,403
4,200	McDonalds Corporation	404,082
2,800	Starbucks Corporation	215,516
1,200	Yum! Brand Incorporated	85,668
		737,669

	Internet & Catalog Retail Industry -- 0.53%
200	Priceline.com Incorporated	202,190

	Media Industry -- 2.92%
9,050	Comcast Corporation Class A	408,336
2,800	DirecTV Group Incorporated	167,384
1,500	Gannett Incorporated	40,185
2,000	Mcgraw Hill Financial Incorporated	131,180
2,400	Omnicom Group	152,256
2,000	Time Warner Cable Class A	223,200
		1,122,541

	Multiline Retail Industry -- 0.90%
800	Kohls Corporation	41,400
3,500	Macy's Group Incorporated	151,445
2,400	Target Corporation	153,552
		346,397

	Specialty Retail Industry -- 3.71%
2,100	American Eagle Outfitters Incorporated	29,379
3,100	AutoNation Incorporated	161,727
975	Best Buy	36,563
100	Foot Locker Incorporated	3,394
6,182	Home Depot Incorporated	468,905
1,300	L Brands Incorporated	79,430
7,002	Lowe's Companies Incorporated	333,365

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	Specialty Retail Industry (Continued)
600	Murphy USA Incorporated	24,234
1,000	Office Depot Incorporated	4,830
1,950	Staples Incorporated	28,567
3,000	TJX Companies Incorporated	169,170
1,100	Tiffany & Company	84,282
		1,423,846

	Textiles Apparel & Luxury Goods Industry -- 0.57%
800	Coach Incorporated	43,624
2,400	Nike Incorporated	174,336
		217,960

	CONSUMER DISCRETIONARY TOTAL	4,911,414

	CONSUMER STAPLES -- 10.27%
	Beverages Industry -- 2.63%
14,000	Coca Cola Company	530,320
2,000	Coca Cola Enterprises	80,420
5,000	Pepsico Incorporated	397,500
		1,008,240

	Food & Staples Retailing Industry -- 2.96%
5,000	CVS/Caremark Corporation	283,750
1,700	Costco Wholesale Corporation	195,789
1,800	Safeway Incorporated	57,582
6,800	Sysco Corporation	216,444
5,800	Walgreen Company	312,040
1,200	Whole Foods Market Incorporated	70,200
		1,135,805

	Food Products Industry -- 2.82%
1,100	Campbell Soup Company	44,781
7,400	General Mills Incorporated	354,608
400	Green Mountain Coffee Roaster	30,132
3,100	Kellogg Company	182,063
5,100	The Hershey Company	471,750
		1,083,334

	Household Products Industry -- 1.68%
8,500	Procter & Gamble Company	642,515

	Personal Products Industry -- 0.18%
3,300	Avon Products Incorporated	67,980

	CONSUMER STAPLES TOTAL	3,937,874

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	ENERGY -- 10.21%
	Energy Equipment & Services Industry -- 2.29%
1,900	Cameron International Corporation	110,903
1,800	ERA Group Incorporated	48,924
1,500	Ensco PLC Class A	80,625
700	FMC Technologies Incorporated	38,794
1,730	Halliburton Company	83,299
2,800	Nabors Industries Limited	44,968
2,390	National Oilwell Varco Incorporated	186,683
900	Noble Corporation Baar	33,993
2,400	Rowan Companies Incorporated	88,128
1,800	Seacor Holdings Incorporated	162,792
		879,109

	Oil Gas & Consumable Fuels Industry -- 7.92%
3,100	Anadarko Petroleum Corporation	288,269
2,144	Apache Corporation	182,540
800	Cabot Oil & Gas Corporation	29,856
3,400	Chesapeake Energy	87,992
612	Cimarex Energy Company	58,997
2,201	Devon Energy Corporation	127,130
1,696	EOG Resources	287,099
600	EQT Corporation	53,232
2,100	Hess Corporation	162,414
700	Hollyfrontier Corporation	29,477
4,107	Kinder Morgan	146,086
6,000	Marathon Oil Company	209,280
3,000	Marathon Petroleum Corporation	192,960
2,400	Murphy Oil Corporation	144,768
900	Newfield Exploration Company	24,633
2,600	Noble Energy Incorporated	174,226
2,000	Peabody Energy Corporation	34,500
1,100	Pioneer Natural	207,680
1,700	Range Resources Corporation	129,013
3,100	Southwestern Energy Company	112,778
6,300	Spectra Energy	215,649
3,900	Williams Companies Incorporated	141,804
		3,040,383

	ENERGY TOTAL	3,919,492

	FINANCIALS -- 15.84%
	Capital Markets Industry -- 3.38%
1,560	Ameriprise Financial Inc.	142,085
6,430	Bank of New York Mellon Corporation	194,122
385	Blackrock Incorporated	104,188
1,800	Franklin Resources Incorporated	90,990
1,700	Goldman Sachs Group	268,957
900	Janus Capital Group Incorporated	7,659
5,540	Morgan Stanley	149,303
1,100	Northern Trust Corporation	59,818
87	Piper Jaffray Companies	2,983
800	Price T Rowe Group Inc	57,544
5,650	Schwab (Charles) Corporation	119,441
1,500	State Street Corp	98,625
		1,295,715

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	Commercial Banks Industry -- 3.48%
3,900	BB&T Corporation	131,625
1,100	Comerica Incorporated	43,241
6,100	Fifth Third Bankcorp	110,105
2,640	Keycorp	30,096
1,100	M & T Bank Corporation	123,112
4,742	PNC Financial Services Group	343,558
2,200	Suntrust Banks	71,324
1,300	Synovus Financial Corporation	4,290
13,051	US Bankcorp	477,406
		1,334,757

	Consumer Finance Industry -- 2.06%
7,600	American Express Company	573,952
4,320	Discover Financial Services	218,333
		792,285

	Diversified Financial Services Industry -- 1.36%
1,000	CME Group Incorporated	73,880
9,000	Citigroup Incorporated	436,590
2,900	Federal Home Loan Mortgage Association	3,654
5,500	Federal National Mortgage Association	7,205
		521,329

	Insurance Industry -- 4.59%
2,000	AFLAC Incorporated	123,980
1,710	Ace Limited	159,988
2,900	Allstate Corporation	146,595
1,800	Chubb Corporation	160,668
1,061	Cincinnati Financial	50,036
1,000	Erie Indemnity Company Class A	72,470
1,400	Hartford Financial Services Group	43,568
2,008	Lincoln National Corporation	84,316
600	MBIA Incorporated	6,138
1,500	MGIC Investment Corporation	10,920
2,400	Marsh and Mclennan Companies	104,520
2,500	MetLife Incorporated	117,375
5,400	Progressive Corporation	147,042
1,900	Prudential Financial	148,162
800	Renaissancere Hldgs Limited	72,424
3,213	The Travelers Companies Incorporated	272,366
1,300	Unum Group	39,572
		1,760,140

	Real Estate Investment Trusts (REITs) Industry -- 0.97%
1,700	Plum Creek Timber Company	79,611
2,100	ProLogis Inc. REIT	79,002
1,435	Simon Property Group Incorporated	212,710
		371,323

	FINANCIALS TOTAL	6,075,549

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	HEALTH CARE -- 12.85%
	Biotechnology Industry -- 4.85%
5,872	Amgen Incorporated	657,253
1,474	Biogen Idec Incorporated	354,880
11,102	Gilead Sciences Incorporated	697,983
477	Regeneron Pharmaceuticals	149,239
		1,859,355

	Health Care Equipment & Supplies Industry -- 1.43%
1,400	Carefusion Corporation	51,660
2,100	Hill Rom Holdings Incorporated	75,243
7,905	Medtronic Incorporated	420,941
		547,844

	Health Care Providers & Services Industry -- 3.55%
4,200	Amerisourcebergen Corp	256,620
2,800	Cardinal Health Incorporated	146,020
5,945	Express Scripts Holdings Company	367,401
2,500	McKesson Corporation	320,750
4,400	Quest Diagnostics Incorporated	271,876
		1,362,667

	Pharmaceuticals Industry -- 3.02%
12,200	Abbott Laboratories	404,918
12,200	Abbvie Incorporated	545,706
2,300	Allergan Incorporated	208,035
		1,158,659

	HEALTH CARE TOTAL	4,928,525

	INDUSTRIAL -- 10.02%
	Air Freight & Logistics Industry -- 1.93%
1,600	Fedex Corporation	182,576
6,100	United Parcel Service	557,357
		739,933

	Airlines Industry -- 0.20%
5,150	Southwest Airlines Company	74,984

	Commercial Services & Supplies Industry -- 0.71%
1,700	Deluxe Corporation	70,822
5,000	Pitney Bowes Incorporated	90,950
3,300	Republic Services Group	110,088
		271,860

	Electrical Equipment Industry -- 1.02%
4,200	Emerson Electric Company	271,740
1,100	Rockwell Automation Incorporated	117,634
		389,374

	Industrial Conglomerates Industry -- 1.15%
3,700	3M Company	441,817

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	Machinery Industry -- 2.33%
1,100	Cummins Incorporated	146,157
2,500	Deere and Company	203,475
1,587	Flowserve Corporation	99,013
3,600	Illinois Tool Works Incorporated	274,572
48	Kadant Incorporated	1,612
2,300	Paccar Incorporated	128,018
400	Snap On Incorporated	39,800
		892,647

	Road & Rail Industry -- 2.20%
7,200	CSX Corporation	185,328
2,900	Norfolk Southern Corporation	224,315
2,800	Union Pacific Corporation	434,952
		844,595

	Trading Companies & Distributors Industry -- 0.49%
617	Grainger WW Incorporated	161,475
472	United Rentals	27,513
		188,988

	INDUSTRIAL TOTAL	3,844,198

	INFORMATION TECHNOLOGY -- 18.02%
	Communications Equipment Industry -- 2.57%
18,300	Cisco Systems Incorporated	428,769
587	JDS Uniphase	8,635
2,200	Juniper Networks	43,692
1,185	Motorola Solutions Incorporated	70,365
6,400	Qualcomm Incorporated	430,848
1,400	Tellabs Incorporated	3,178
		985,487

	Computers & Peripherals Industry -- 4.57%
2,512	Apple Incorporated	1,197,596
6,900	Dell Incorporated	94,875
7,400	EMC Corporation	189,144
5,130	Hewlett Packard Company	107,679
900	Lexmark International	29,700
1,500	Netapp Incorporated	63,930
600	Qlogic Corporation	6,564
1,000	Western Digital	63,400
		1,752,888

	Electronic Equipment Instruments & Components Industry -- 0.27%
1,800	Ingram Micro Incorporated	41,490
1,625	Molex Incorporated	62,595
		104,085

	Internet Software & Services Industry -- 2.32%
3,400	EBay Incorporated	189,720
800	Google Incorporated Class A	700,728
		890,448

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	IT Services Industry -- 3.35%
1,740	Accenture Limited	128,134
3,600	Automatic Data Processing Incorporated	260,568
1,200	Cognizant Tech Solutions Class A	98,544
2,600	Fidelity National Information Services	120,744
600	Fiserv Incorporated	60,630
300	MasterCard Corporation	201,834
1,500	Paychex Incorporated	60,960
629	Total System Services Incorporated	18,505
1,400	Visa Incorporated Class A	267,540
3,685	Western Union Company	68,762
		1,286,221

	Semiconductors & Semiconductor Equipment Industry -- 3.03%
1,800	Altera Corporation	66,888
2,200	Analog Devices Incorporated	103,510
5,900	Applied Materials Incorporated	103,427
1,800	Broadcom Corporation Class A	46,836
17,400	Intel Corporation	398,808
1,000	KLA-Tencor Corporation	60,850
1,800	LSI Corporation	14,094
450	Lam Research Corporation	23,040
2,200	Micron Technology Incorporated	38,434
2,700	Nvidia Corporation	42,012
4,800	Texas Instruments	193,392
1,500	Xilinx Incorporated	70,275
		1,161,566

	Software Industry -- 1.91%
1,600	Adobe Systems Incorporated	83,104
2,550	CA Incorporated	75,658
400	Citrix Systems Incorporated	28,244
3,000	Compuware Corporation	33,570
12,329	Oracle Corporation	408,953
4,149	Symantec Corporation	102,688
		732,217

	INFORMATION TECHNOLOGY TOTAL	6,912,912

	MATERIALS -- 3.01%
	Chemicals Industry -- 1.36%
600	Airgas Incorporated	63,630
3,000	Praxair Incorporated	360,630
2,300	The Mosaic Company	98,946
		523,206

	Construction Materials Industry -- 0.15%
1,100	Vulcan Material Company	56,991

	Containers & Packaging Industry -- 1.43%
5,300	Aptargroup Incorporated	318,689
1,800	Bemis Company Incorporated	70,218
1,450	Owens-Illinois Incorporated	43,529
4,200	Sealed Air Corporation	114,198
		546,634

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013
(Unaudited)

		Market
Quantity	Security	Value

	Metals & Mining Industry -- 0.07%
1,259	Cliffs Natural Resources Incorporated	25,810

	MATERIALS TOTAL	1,152,641

	TELECOMMUNICATION SERVICES -- 3.67%
	Diversified Telecommunication Services Industry -- 3.36%
19,790	A T & T Corporation	669,298
874	Centurylink Incorporated	27,426
2,256	Frontier Communications Corporation	9,430
12,500	Verizon Communications	583,500
		1,289,654

	Wireless Telecommunication Services Industry -- 0.31%
1,600	American Tower Corporation	118,608

	TELECOMMUNICATION SERVICES TOTAL	1,408,262

	UTILITIES -- 3.20%
	Electric Utilites Industry -- 0.72%
6,691	Northeast Utilities	276,012

	Gas Utilities Industry -- 1.61%
5,900	Atmos Energy Corporation	251,281
4,300	UGI Corporation	168,259
4,600	WGL Holdings	196,466
		616,006

	Multi-Utilities Industry -- 0.30%
4,800	CenterPoint Energy Incorporated	115,056

	Water Utilities Industry -- 0.57%
5,324	American Water Works Company	219,775

	UTILITIES TOTAL	1,226,849

	COMMON STOCK TOTAL	38,317,716

	CASH, RECEIVABLES & LIABILITIES -- 0.11%
	Cash & Other Assets Less Liabilities	43,246

	TOTAL NET ASSETS	$38,360,962

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

1. Significant Accounting Policies:

Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America’s investment company industry.

A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. Investment Securities-- For financial reporting purposes, the Trust’s investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period.  The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2.  Temporary cash investments are stated at cost, which approximates market value.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.  The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings.

C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.  The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position.  Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009–2011) or expected to be taken in the Trust’s 2013 tax returns.
1

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

(Continued)

The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense.  No such interest and penalties have been accrued as of September 30, 2013.

D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

E. Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

2. Securities Valuations:

As described in Note 1, the Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2—Other significant observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Trust’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
2

PRINCIPLED EQUITY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

(Continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Trust's investments measured at fair value as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,911,414	$--	$--	4,911,414
Consumer Staples	3,937,874	--	--	3,937,874
Energy	3,919,492	--	--	3,919,492
Financials	6,075,549	--	--	6,075,549
Health Care	4,928,525	--	--	4,928,525
Industrial	3,844,198	--	--	3,844,198
Information Technology	6,912,912	--	--	6,912,912
Materials	1,152,641	--	--	1,152,641
Telecommunication Services	1,408,262	--	--	1,408,262
Utilities	1,226,849	--	--	1,226,849
Total Common Stocks	$38,317,716	$--	$--	38,317,716

3. Tax Basis of Investments:

At September 30, 2013 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2010 and 2012. The federal income tax basis of the Trust’s investments at September 30, 2013 was $21,032,417. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $18,639,975. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,354,677.

Net unrealized appreciation in investments for tax purposes at September 30, 2013 was $17,285,298.

The Trust also has $504 and $2,307 in disallowed losses due to wash sales during 2010 and 2012, respectively.  These disallowed losses were added to the tax cost basis of the securities that were repurchased.  These losses will be used to offset future gains on these securities.

3